Long Term Obligations 10Q	6 Months Ended
Jun. 30, 2011
Debt
Debt and Capital Leases Disclosures [Text Block]

NOTE 4.  Long Term Obligations

On December 7, 2010, the Company entered a $2,000,000 Loan and Security Agreement (“LSA”) with Oxford Finance Corporation (“Oxford”). Borrowings under this term loan were at an interest rate of approximately 13%, and for the first six months, interest only was repayable, after which the balance of principal and interest were repayable in equal monthly installments over a thirty month period. The Company granted Oxford a first priority security interest in substantially all of its assets, excluding its intellectual property.

The Company issued warrants to purchase 95,368 shares of common stock with an allocated fair value of $46,230 and incurred other initial costs of $157,240 to obtain the LSA, and a fee of $95,000 was payable to Oxford on termination. These deferred financing costs of $298,470 were amortized as a non-cash interest expense over the period of the loan using the effective interest method.

The loan was repaid in full on May 27, 2011. At this date, the unamortized deferred financing costs of $222,275 plus additional costs arising from early termination of $83,585 were expensed as interest.

The Company leases equipment under a capital lease that expires in August 2011. Cost and accumulated depreciation of $47,162 are included in property and equipment. Aggregate future minimum obligations for the capital lease in effect as of June 30, 2011, were $2,279, of which $22 represented interest.

On May 27, 2011, the Company issued convertible promissory notes with a face value of $15,275,000, along with convertible preferred stock and warrants (see Note 1). Interest on the notes accrues at a rate of 5% per annum, and may either be paid on the last day of each fiscal quarter, or added to the principal amount of the notes, at the Company’s option.

The outstanding principal amount under these convertible promissory notes may be converted into Series A-2 convertible preferred stock at a rate of $5.70 per share, with each share of Series A-2 convertible preferred stock being convertible into ten shares of common stock. In connection with the issuance of the convertible promissory notes, the Company and the note holders entered into a Cure Amount Side Letter Agreement (“CASLA”) which provides that, in the event that the Company should require debt to be converted in order to meet equity requirements to apply for (at its discretion) or maintain a listing on a recognized exchange, the notes may be converted at a lower rate per share based on the market price of the Company’s common stock at the time of conversion, such that the note is convertible into a higher number of shares of Series A-2 convertible preferred stock such that the value of the notes is maintained. The Company recognized this conversion option as an embedded derivative valued at $11,495,163 on the date of issuance (see Note 10).

The Company allocated fair values to the Series A-1 convertible preferred stock, the convertible promissory notes and the warrants on May 27, 2011, the issuance date. The Company then assigned the aggregate proceeds of $30,550,000 in proportion to those fair values. The Company thus valued the Series A-1 convertible preferred stock at $10,724,991 (see Note 6), the convertible promissory notes at $10,072,592 and the warrants at $9,752,417 (see Note 8). The difference between face value of the convertible promissory notes and their allocated fair value was recorded as debt discount. In addition, the Company recognized the conversion element of the convertible promissory notes as an embedded derivative requiring bifurcation.

We evaluate the derivative liability for the conversion element of convertible promissory notes using a Monte Carlo Simulation approach, using critical assumptions provided by management reflecting conditions at the valuation dates. The fair value of this derivative liability at May 27, 2011, included assumptions of the fair value of common stock of $0.68, estimated volatility of 64.31%, a risk-free interest rate of 0.21% and a contractual term of 3.5 years, and was estimated to be $11,495,163. The fair value of this derivative liability at June 30, 2011, included assumptions of the fair value of common stock of $0.54, estimated volatility of 62.00%, a risk-free interest rate of 0.22% and a contractual term of 3.4 years, and was estimated to be $13,108,276. The increase in fair value of $1,613,113 was reflected as a charge within other income and expenses in the statement of operations.

Risk-Free Interest Rate.  This is the United States Treasury rate for the measurement date having a term equal to the weighted average expected remaining term of the convertible promissory notes prior to conversion. An increase in the risk-free interest rate will increase the fair value and the associated derivative liability.

Contractual Term.  This is the full contractual term of the convertible promissory notes. Our Monte Carlo Simulation included a blend of expected remaining terms prior to partial conversion into Series A-2 convertible preferred stock and a further blend of expected remaining terms prior to partial conversion into common stock, all based on management’s projections of when such conversions would occur within the contractual term. An increase in these expected remaining terms prior to conversion into common stock will increase the fair value and the associated derivative liability.

Expected Volatility.  This is a measure of the amount by which the stock price has fluctuated or is expected to fluctuate. To the extent that Company’s stock has not been traded for as long as the expected remaining term of the convertible promissory notes, the Company uses a weighted-average of the historic volatility of a group of publicly traded companies over the retrospective period corresponding to the expected remaining term of the convertible promissory notes on the measurement date. The group of publicly traded companies is selected from the same industry or market index, with extra weighting attached to those companies most similar in terms of business activity, size and financial leverage. To the extent that the Company’s stock has been traded for longer than the expected remaining term of the convertible promissory notes, this weighted average is used to determine 50% of the volatility, with the Company’s own historic volatility used to determine the remaining 50%. An increase in the expected volatility will increase the fair value and the associated derivative liability.

Dividend Yield.  We have not made any dividend payments nor do we have plans to pay dividends in the foreseeable future. An increase in the dividend yield will decrease the fair value and the associated derivative liability.

To the extent that the debt discount as initially calculated exceeded the face value of the notes, net of issuance costs, we recorded a one-time non-cash interest expense of $2,255,074. The resulting debt discount of $14,442,497 ($5,202,408 related to the valuation allocation plus $11,495,163 related to the conversion element (an embedded derivative), less the $2,255,074 expensed as interest) is being amortized as non-cash interest expense using the effective yield method over the 3.5 year contractual term of the promissory notes.

Further, issuance costs totaling $2,524,963 were allocated to the Series A-1 convertible preferred stock, the convertible promissory notes and the warrants in proportion to their fair values on their issuance date. The $832,502 thus allocated to the convertible promissory notes was recorded as a deferred financing cost and is being amortized as a non-cash interest expense using the effective yield method over the 3.5 year contractual term of the promissory notes.

The balance of the convertible promissory notes comprises the following at June 30, 2011 and December 31, 2010:

	June 30, 2011	December 31, 2010
Convertible Promissory Notes Payable:
Face value	$15,275,000	$—
Interest added to principal	74,253	—
Stated value	15,349,253	—
Debt discount – beneficial conversion feature, net of accumulated amortization of $6,285	14,436,212	—

Notes payable, net of debt discount	$913,041	$—

The convertible promissory notes include an additional share coefficient, such that additional shares of Series A-2 convertible preferred stock may be issued in the event of an Organic Change (a substantial change in ownership of the Company, as defined).